Derivative Liabilities (Tables)	9 Months Ended
Sep. 30, 2017
Derivative Liabilities [Abstract]
Schedule of fair value of the derivative liability and warrant liability
	Low	High
Annual dividend rate	0%	0%
Expected life	0.34	5.00
Risk-free interest rate	1.14%	1.93%
Expected volatility	65.38%	92.96%

Schedule of changes in derivative liabilities
	Three Months Ended September 30, 2017
	Level 1	Level 2	Level 3
Derivative liabilities as January 1, 2017	$-	$-	$-
Addition	-	-	3,157,682
Conversion	-	-
Reclassification of derivative liability to equity			(356,288)
Loss on changes in fair value	-	-	(1,257,716)
Derivative liabilities as September 30, 2017	$-	$-	$1,543,678